Schedule of Investments (unaudited)
June 30, 2022
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
Aerojet Rocketdyne Holdings, Inc.(a)	57,574	$ 2,337,504
AeroVironment, Inc.(a)	6,074	499,283
Moog, Inc., Class A	8,307	659,493
		3,496,280
Air Freight & Logistics — 0.5%
Forward Air Corp.	2,370	217,945
Hub Group, Inc., Class A(a)	32,354	2,295,193
		2,513,138
Airlines — 0.1%
Frontier Group Holdings, Inc.(a)(b)	30,630	287,003
Auto Components — 1.4%
Dorman Products, Inc.(a)	5,534	607,135
Fox Factory Holding Corp.(a)	19,239	1,549,509
LCI Industries	17,055	1,908,113
Luminar Technologies, Inc.(a)	17,319	102,702
Patrick Industries, Inc.	20,141	1,044,110
Tenneco, Inc., Class A(a)	23,936	410,742
Visteon Corp.(a)	13,111	1,358,037
		6,980,348
Automobiles — 0.1%
Fisker, Inc.(a)(b)	24,946	213,787
Winnebago Industries, Inc.	8,149	395,716
		609,503
Banks — 1.2%
BancFirst Corp.	4,793	458,738
FB Financial Corp.	4,082	160,096
First Financial Bankshares, Inc.	60,725	2,384,671
Hancock Whitney Corp.	16,110	714,156
Heartland Financial USA, Inc.	2,208	91,720
Origin Bancorp, Inc.	2,310	89,628
ServisFirst Bancshares, Inc.	12,082	953,512
Silvergate Capital Corp., Class A(a)	8,658	463,463
Towne Bank	4,667	126,709
UMB Financial Corp.	4,679	402,862
		5,845,555
Beverages — 0.6%
Celsius Holdings, Inc.(a)	17,708	1,155,624
Coca-Cola Consolidated, Inc.	2,346	1,322,909
MGP Ingredients, Inc.	4,240	424,382
National Beverage Corp.	5,356	262,123
		3,165,038
Biotechnology — 9.0%
ACADIA Pharmaceuticals, Inc.(a)	60,788	856,503
Affimed NV(a)	132,544	367,147
Agenus, Inc.(a)(b)	246,388	477,993
Akero Therapeutics, Inc.(a)	19,021	179,748
Albireo Pharma, Inc.(a)	4,690	93,143
Alector, Inc.(a)(b)	61,458	624,413
Alkermes PLC(a)	79,726	2,375,038
Allogene Therapeutics, Inc.(a)	15,306	174,488
Amicus Therapeutics, Inc.(a)	120,693	1,296,243
Anavex Life Sciences Corp.(a)	11,991	120,030
Apellis Pharmaceuticals, Inc.(a)	41,380	1,871,204
Applied Molecular Transport, Inc.(a)	24,238	70,533
Arcutis Biotherapeutics, Inc.(a)	24,286	517,535
Arrowhead Pharmaceuticals, Inc.(a)	31,687	1,115,699
Atara Biotherapeutics, Inc.(a)	44,464	346,375
Aurinia Pharmaceuticals, Inc.(a)	17,849	179,382
Security	Shares	Value
Biotechnology (continued)
Avidity Biosciences, Inc.(a)	18,605	$ 270,331
Beam Therapeutics, Inc.(a)	28,308	1,095,803
BioCryst Pharmaceuticals, Inc.(a)	13,901	147,073
Biohaven Pharmaceutical Holding Co. Ltd.(a)	16,939	2,468,182
Blueprint Medicines Corp.(a)	34,502	1,742,696
Bridgebio Pharma, Inc.(a)(b)	77,850	706,878
C4 Therapeutics, Inc.(a)	26,913	202,924
CareDx, Inc.(a)	17,968	385,953
Cerevel Therapeutics Holdings, Inc.(a)	8,872	234,576
ChemoCentryx, Inc.(a)	9,057	224,432
Chinook Therapeutics, Inc.(a)	18,964	331,680
Coherus Biosciences, Inc.(a)	78,667	569,549
Cue Biopharma, Inc.(a)	38,308	95,387
Cytokinetics, Inc.(a)	25,083	985,511
Deciphera Pharmaceuticals, Inc.(a)	43,612	573,498
Denali Therapeutics, Inc.(a)	58,418	1,719,242
Dynavax Technologies Corp.(a)	32,321	406,921
Editas Medicine, Inc.(a)(b)	28,731	339,888
Eiger BioPharmaceuticals, Inc.(a)	19,932	125,572
Enanta Pharmaceuticals, Inc.(a)(b)	9,127	431,433
Fate Therapeutics, Inc.(a)	49,368	1,223,339
FibroGen, Inc.(a)	45,515	480,638
Foghorn Therapeutics, Inc.(a)(b)	16,482	224,155
G1 Therapeutics, Inc.(a)(b)	37,909	187,270
Global Blood Therapeutics, Inc.(a)	17,836	569,860
Halozyme Therapeutics, Inc.(a)(b)	53,296	2,345,024
Heron Therapeutics, Inc.(a)(b)	154,506	431,072
ImmunoGen, Inc.(a)	50,763	228,433
Impel Pharmaceuticals, Inc.(a)(b)	8,163	76,079
Inhibrx, Inc.(a)	10,422	118,290
Inovio Pharmaceuticals, Inc.(a)	38,402	66,435
Insmed, Inc.(a)	65,070	1,283,180
Intellia Therapeutics, Inc.(a)	23,754	1,229,507
Intercept Pharmaceuticals, Inc.(a)(b)	35,952	496,497
Ironwood Pharmaceuticals, Inc.(a)	72,040	830,621
IVERIC bio, Inc.(a)	5,560	53,487
Karuna Therapeutics, Inc.(a)	8,008	1,013,092
Karyopharm Therapeutics, Inc.(a)	107,876	486,521
Kiniksa Pharmaceuticals Ltd., Class A(a)	63,033	610,790
Kinnate Biopharma, Inc.(a)	9,903	124,877
Kodiak Sciences, Inc.(a)	33,713	257,567
MacroGenics, Inc.(a)(b)	47,836	141,116
Madrigal Pharmaceuticals, Inc.(a)	4,590	328,552
MannKind Corp.(a)(b)	40,094	152,758
Mirum Pharmaceuticals, Inc.(a)(b)	21,640	421,114
NextCure, Inc.(a)(b)	43,310	203,557
Organogenesis Holdings, Inc.(a)	29,697	144,921
Oyster Point Pharma, Inc.(a)(b)	31,187	135,040
Poseida Therapeutics, Inc.(a)	59,471	153,435
Precision BioSciences, Inc.(a)	75,196	120,314
Prometheus Biosciences, Inc.(a)	4,581	129,322
PTC Therapeutics, Inc.(a)(b)	35,652	1,428,219
Puma Biotechnology, Inc.(a)	51,369	146,402
Recursion Pharmaceuticals, Inc., Class A(a)(b)	26,397	214,872
REGENXBIO, Inc.(a)	9,171	226,524
Relay Therapeutics, Inc.(a)(b)	27,517	460,910
REVOLUTION Medicines, Inc.(a)(b)	13,680	266,623
Rigel Pharmaceuticals, Inc.(a)	260,380	294,229
Rocket Pharmaceuticals, Inc.(a)	11,681	160,731
Sangamo Therapeutics, Inc.(a)	126,060	521,888
Seres Therapeutics, Inc.(a)	47,290	162,205
Sierra Oncology, Inc.(a)	1,405	77,261

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Sorrento Therapeutics, Inc.(a)(b)	243,777	$ 489,992
Spectrum Pharmaceuticals, Inc.(a)	141,317	110,227
SpringWorks Therapeutics, Inc.(a)	6,584	162,098
Sutro Biopharma, Inc.(a)	35,641	185,690
TG Therapeutics, Inc.(a)(b)	69,627	295,915
Travere Therapeutics, Inc.(a)	17,932	434,492
Turning Point Therapeutics, Inc.(a)	1,311	98,653
Twist Bioscience Corp.(a)	24,847	868,651
Vericel Corp.(a)	15,633	393,639
Vir Biotechnology, Inc.(a)(b)	5,649	143,880
Xencor, Inc.(a)(b)	3,166	86,653
Y-mAbs Therapeutics, Inc.(a)	11,878	179,714
Zentalis Pharmaceuticals, Inc.(a)	8,812	247,617
		45,646,951
Building Products — 1.6%
Builders FirstSource, Inc.(a)(b)	6,766	363,334
Cornerstone Building Brands, Inc.(a)	23,941	586,315
Gibraltar Industries, Inc.(a)(b)	7,300	282,875
JELD-WEN Holding, Inc.(a)	27,774	405,223
Masonite International Corp.(a)	9,311	715,364
Simpson Manufacturing Co., Inc.	16,579	1,668,013
UFP Industries, Inc.	54,618	3,721,671
Zurn Water Solutions Corp.	21,972	598,517
		8,341,312
Capital Markets — 2.0%
Artisan Partners Asset Management, Inc., Class A	3,434	122,147
Cohen & Steers, Inc.	31,261	1,987,887
Donnelley Financial Solutions, Inc.(a)	6,326	185,289
Federated Hermes, Inc.	5,343	169,854
Hamilton Lane, Inc., Class A	23,553	1,582,290
Houlihan Lokey, Inc.	25,623	2,022,423
Moelis & Co., Class A	31,751	1,249,402
Open Lending Corp., Class A(a)	35,498	363,145
PJT Partners, Inc., Class A	11,896	836,051
Stifel Financial Corp.	22,342	1,251,599
Virtus Investment Partners, Inc.	1,299	222,155
		9,992,242
Chemicals — 3.1%
AdvanSix, Inc.	7,006	234,281
Avient Corp.	43,530	1,744,682
Balchem Corp.	6,502	843,569
Cabot Corp.	43,433	2,770,591
Ecovyst, Inc.	9,029	88,936
Hawkins, Inc.	13,851	499,051
HB Fuller Co.	17,875	1,076,254
Ingevity Corp.(a)	34,794	2,196,893
Innospec, Inc.	9,823	940,945
Livent Corp.(a)	91,806	2,083,078
LSB Industries, Inc.(a)	18,521	256,701
Quaker Chemical Corp.	9,392	1,404,292
Sensient Technologies Corp.	7,426	598,239
Stepan Co.	7,791	789,618
		15,527,130
Commercial Services & Supplies — 0.5%
Cimpress PLC(a)	15,600	606,840
HNI Corp.	4,401	152,671
Tetra Tech, Inc.	11,408	1,557,762
		2,317,273
Communications Equipment — 0.6%
Calix, Inc.(a)	40,292	1,375,569
Security	Shares	Value
Communications Equipment (continued)
Casa Systems, Inc.(a)	26,620	$ 104,617
Extreme Networks, Inc.(a)	69,758	622,241
Infinera Corp.(a)	59,204	317,333
NETGEAR, Inc.(a)	7,035	130,288
Plantronics, Inc.(a)	10,510	417,037
Viavi Solutions, Inc.(a)	16,509	218,414
		3,185,499
Construction & Engineering — 1.8%
Ameresco, Inc., Class A(a)	20,915	952,888
Comfort Systems USA, Inc.	10,625	883,469
Dycom Industries, Inc.(a)	12,377	1,151,556
EMCOR Group, Inc.	24,185	2,490,088
Fluor Corp.(a)	73,480	1,788,503
MYR Group, Inc.(a)	11,664	1,027,948
WillScot Mobile Mini Holdings Corp.(a)	18,398	596,463
		8,890,915
Consumer Finance — 0.2%
LendingTree, Inc.(a)	15,800	692,356
PROG Holdings, Inc.(a)	15,594	257,301
Regional Management Corp.	1,862	69,583
		1,019,240
Diversified Consumer Services — 0.5%
2U, Inc.(a)	31,992	334,956
Chegg, Inc.(a)	18,565	348,651
Coursera, Inc.(a)	6,931	98,281
Duolingo, Inc.(a)	8,174	715,634
Laureate Education, Inc.	28,261	326,980
OneSpaWorld Holdings Ltd.(a)	12,410	88,980
Stride, Inc.(a)	15,254	622,210
		2,535,692
Diversified Telecommunication Services — 1.1%
Bandwidth, Inc., Class A(a)(b)	40,006	752,913
Cogent Communications Holdings, Inc.	10,539	640,350
IDT Corp., Class B(a)	15,968	401,595
Iridium Communications, Inc.(a)	84,568	3,176,374
Ooma, Inc.(a)	58,159	688,602
		5,659,834
Electric Utilities — 0.3%
MGE Energy, Inc.	8,146	634,003
Otter Tail Corp.	5,511	369,954
Portland General Electric Co.	6,418	310,182
		1,314,139
Electrical Equipment — 1.2%
Array Technologies, Inc.(a)	16,129	177,580
Atkore, Inc.(a)	33,073	2,745,390
Bloom Energy Corp., Class A(a)	88,525	1,460,662
Encore Wire Corp.	1,897	197,136
Enovix Corp.(a)	39,203	349,299
GrafTech International Ltd.	37,796	267,218
Shoals Technologies Group, Inc., Class A(a)	36,671	604,338
Stem, Inc.(a)	24,267	173,752
		5,975,375
Electronic Equipment, Instruments & Components — 2.6%
Advanced Energy Industries, Inc.	1,286	93,852
Badger Meter, Inc.	5,338	431,791
ePlus, Inc.(a)	36,161	1,920,872
FARO Technologies, Inc.(a)	3,915	120,699
Insight Enterprises, Inc.(a)	17,420	1,502,998
Itron, Inc.(a)	24,285	1,200,408

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Novanta, Inc.(a)	3,010	$ 365,023
OSI Systems, Inc.(a)	48,766	4,166,567
PC Connection, Inc.	35,100	1,546,155
Plexus Corp.(a)	6,095	478,458
Rogers Corp.(a)	1,371	359,325
Sanmina Corp.(a)	8,480	345,390
ScanSource, Inc.(a)	8,366	260,517
Vishay Intertechnology, Inc.	31,433	560,136
		13,352,191
Energy Equipment & Services — 2.0%
Cactus, Inc., Class A	31,012	1,248,853
ChampionX Corp.	65,990	1,309,901
Diamond Offshore Drilling, Inc.(a)	17,923	105,566
Helmerich & Payne, Inc.	3,397	146,275
Liberty Energy, Inc.(a)	78,405	1,000,448
Nabors Industries Ltd.(a)	3,364	450,440
NexTier Oilfield Solutions, Inc.(a)	79,578	756,787
Noble Corp.(a)	8,933	226,452
Oceaneering International, Inc.(a)	63,112	674,036
Patterson-UTI Energy, Inc.	72,163	1,137,289
ProPetro Holding Corp.(a)	74,163	741,630
RPC, Inc.(a)	32,974	227,850
Solaris Oilfield Infrastructure, Inc., Class A	11,195	121,802
Tidewater, Inc.(a)	9,761	205,859
U.S. Silica Holdings, Inc.(a)	10,760	122,879
Valaris Ltd.(a)(b)	45,291	1,913,092
		10,389,159
Entertainment — 0.2%
Cinemark Holdings, Inc.(a)	52,612	790,232
Equity Real Estate Investment Trusts (REITs) — 1.2%
Braemar Hotels & Resorts, Inc.	69,259	297,121
Corporate Office Properties Trust	23,455	614,287
DigitalBridge Group, Inc.(a)	85,014	414,868
EastGroup Properties, Inc.	5,074	783,070
Essential Properties Realty Trust, Inc.	4,873	104,721
NexPoint Residential Trust, Inc.	8,291	518,270
Outfront Media, Inc.	61,449	1,041,561
Phillips Edison & Co., Inc.	13,808	461,325
PotlatchDeltic Corp.	5,399	238,582
PS Business Parks, Inc.	6,265	1,172,495
Ryman Hospitality Properties, Inc.(a)	5,404	410,866
Tanger Factory Outlet Centers, Inc.	10,379	147,589
		6,204,755
Food & Staples Retailing — 0.4%
Andersons, Inc.	15,747	519,494
PriceSmart, Inc.	2,883	206,509
Sprouts Farmers Market, Inc.(a)(b)	42,406	1,073,720
		1,799,723
Food Products — 1.4%
Beyond Meat, Inc.(a)(b)	9,212	220,535
Calavo Growers, Inc.	2,645	110,349
Cal-Maine Foods, Inc.	23,032	1,138,011
Hostess Brands, Inc.(a)	17,524	371,684
J&J Snack Foods Corp.	5,484	765,896
Lancaster Colony Corp.	5,618	723,486
Mission Produce, Inc.(a)	12,519	178,396
Sanderson Farms, Inc.	12,706	2,738,524
Simply Good Foods Co.(a)	18,437	696,366
Vital Farms, Inc.(a)	15,732	137,655
		7,080,902
Security	Shares	Value
Gas Utilities — 0.8%
Brookfield Infrastructure Corp., Class A	72,000	$ 3,060,000
New Jersey Resources Corp.	16,549	736,927
Southwest Gas Holdings, Inc.	5,620	489,390
		4,286,317
Health Care Equipment & Supplies — 5.9%
Accuray, Inc.(a)	83,799	164,246
Artivion, Inc.(a)	23,447	442,679
AtriCure, Inc.(a)	36,140	1,476,680
Atrion Corp.	951	598,046
Axogen, Inc.(a)	17,970	147,174
Axonics, Inc.(a)	19,590	1,110,165
Bausch + Lomb Corp.(a)(b)	81,262	1,238,433
Butterfly Network, Inc.(a)	30,969	95,075
Cardiovascular Systems, Inc.(a)	44,791	643,199
Cerus Corp.(a)	145,131	767,743
CryoPort, Inc.(a)	5,697	176,493
Cutera, Inc.(a)	1,770	66,375
Glaukos Corp.(a)	14,817	672,988
Haemonetics Corp.(a)	14,014	913,432
Heska Corp.(a)	14,819	1,400,544
Inari Medical, Inc.(a)	3,606	245,172
Inogen, Inc.(a)	10,660	257,759
iRhythm Technologies, Inc.(a)	12,629	1,364,311
Lantheus Holdings, Inc.(a)	30,874	2,038,610
LeMaitre Vascular, Inc.	12,114	551,793
LivaNova PLC(a)	14,651	915,248
Merit Medical Systems, Inc.(a)	50,688	2,750,838
Natus Medical, Inc.(a)	8,374	274,416
Neogen Corp.(a)	26,857	646,985
Nevro Corp.(a)	20,655	905,309
NuVasive, Inc.(a)	28,403	1,396,291
Omnicell, Inc.(a)	17,482	1,988,577
OraSure Technologies, Inc.(a)	58,878	159,559
Outset Medical, Inc.(a)	9,044	134,394
Pulmonx Corp.(a)	9,458	139,222
Shockwave Medical, Inc.(a)	16,754	3,202,862
SI-BONE, Inc.(a)	9,093	120,028
Silk Road Medical, Inc.(a)	21,081	767,138
STAAR Surgical Co.(a)	22,413	1,589,754
Tactile Systems Technology, Inc.(a)	33,384	243,703
Varex Imaging Corp.(a)	11,554	247,140
ViewRay, Inc.(a)	55,727	147,677
		30,000,058
Health Care Providers & Services — 4.1%
1Life Healthcare, Inc.(a)(b)	66,139	518,530
Accolade, Inc.(a)	16,885	124,949
Addus HomeCare Corp.(a)	5,374	447,547
Alignment Healthcare, Inc.(a)	40,788	465,391
AMN Healthcare Services, Inc.(a)	23,663	2,596,068
Clover Health Investments Corp.(a)	53,415	114,308
Community Health Systems, Inc.(a)	29,900	112,125
CorVel Corp.(a)	2,267	333,861
Cross Country Healthcare, Inc.(a)	20,072	418,100
Ensign Group, Inc.	51,487	3,782,750
Hanger, Inc.(a)	52,258	748,334
HealthEquity, Inc.(a)	46,419	2,849,662
LHC Group, Inc.(a)	13,079	2,036,923
National Research Corp.	7,414	283,808
OPKO Health, Inc.(a)(b)	45,296	114,599
Option Care Health, Inc.(a)	43,078	1,197,138
Patterson Cos., Inc.	6,086	184,406
PetIQ, Inc.(a)	25,891	434,710

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Privia Health Group, Inc.(a)(b)	15,490	$ 451,069
Progyny, Inc.(a)(b)	47,614	1,383,187
R1 RCM, Inc.(a)	34,135	715,470
RadNet, Inc.(a)	10,236	176,878
Select Medical Holdings Corp.	23,638	558,329
Surgery Partners, Inc.(a)	3,337	96,506
U.S. Physical Therapy, Inc.	3,442	375,866
Viemed Healthcare, Inc.(a)	58,882	316,785
		20,837,299
Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc.(a)	40,553	601,401
American Well Corp., Class A(a)	75,642	326,773
Evolent Health, Inc., Class A(a)	32,569	1,000,194
Health Catalyst, Inc.(a)	34,689	502,644
Inspire Medical Systems, Inc.(a)	12,833	2,344,204
Phreesia, Inc.(a)(b)	40,948	1,024,109
Schrodinger, Inc.(a)	16,043	423,696
		6,223,021
Hotels, Restaurants & Leisure — 3.4%
Accel Entertainment, Inc.(a)	89,213	947,442
BJ’s Restaurants, Inc.(a)(b)	14,745	319,671
Bloomin’ Brands, Inc.	90,351	1,501,634
Brinker International, Inc.(a)	10,099	222,481
Century Casinos, Inc.(a)	10,555	75,996
Cheesecake Factory, Inc.	20,101	531,068
Cracker Barrel Old Country Store, Inc.	3,633	303,319
Dave & Buster’s Entertainment, Inc.(a)	18,028	590,958
Everi Holdings, Inc.(a)	30,318	494,486
Golden Entertainment, Inc.(a)	2,063	81,592
Hilton Grand Vacations, Inc.(a)	27,219	972,535
International Game Technology PLC	79,339	1,472,532
Papa John’s International, Inc.	21,383	1,785,908
RCI Hospitality Holdings, Inc.	2,460	118,966
Rush Street Interactive, Inc.(a)	42,492	198,438
SeaWorld Entertainment, Inc.(a)	4,771	210,783
Shake Shack, Inc., Class A(a)	39,504	1,559,618
Texas Roadhouse, Inc.	50,336	3,684,595
Wingstop, Inc.	28,558	2,135,282
		17,207,304
Household Durables — 1.2%
GoPro, Inc., Class A(a)	92,025	508,898
Helen of Troy Ltd.(a)	4,085	663,445
Installed Building Products, Inc.	4,538	377,380
iRobot Corp.(a)	16,010	588,367
Lovesac Co.(a)	4,112	113,080
MDC Holdings, Inc.	75,044	2,424,672
Skyline Champion Corp.(a)	20,073	951,862
Sonos, Inc.(a)	38,708	698,292
		6,325,996
Household Products — 0.7%
Central Garden & Pet Co.(a)	1,859	78,859
Central Garden & Pet Co., Class A(a)	63,066	2,523,271
Energizer Holdings, Inc.	19,343	548,374
WD-40 Co.	3,126	629,451
		3,779,955
Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy, Inc., Class A	29,944	957,310
Clearway Energy, Inc., Class C	13,006	453,129
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Ormat Technologies, Inc.	3,487	$ 273,206
Sunnova Energy International, Inc.(a)	6,862	126,467
		1,810,112
Insurance — 0.6%
Kinsale Capital Group, Inc.	1,148	263,627
RLI Corp.	21,263	2,479,053
Trupanion, Inc.(a)	7,730	465,810
		3,208,490
Interactive Media & Services — 0.9%
Cargurus, Inc.(a)(b)	37,682	809,786
Eventbrite, Inc., Class A(a)	55,068	565,548
EverQuote, Inc., Class A(a)	40,160	355,015
fuboTV, Inc.(a)(b)	51,191	126,442
QuinStreet, Inc.(a)	42,792	430,488
Vimeo, Inc.(a)	13,762	82,847
Yelp, Inc.(a)	31,726	881,031
Ziff Davis, Inc.(a)(b)	17,440	1,299,803
ZipRecruiter, Inc., Class A(a)	8,543	126,607
		4,677,567
Internet & Direct Marketing Retail — 0.5%
1-800-Flowers.com, Inc., Class A(a)	40,341	383,643
Lands’ End, Inc.(a)	19,342	205,412
Overstock.com, Inc.(a)	6,110	152,811
RealReal, Inc.(a)	61,188	152,358
Revolve Group, Inc.(a)	8,241	213,524
Shutterstock, Inc.	19,253	1,103,390
Stitch Fix, Inc., Class A(a)(b)	70,186	346,719
		2,557,857
IT Services — 2.8%
BigCommerce Holdings, Inc., Series 1(a)	27,625	447,525
Conduent, Inc.(a)	79,486	343,380
CSG Systems International, Inc.	53,461	3,190,552
DigitalOcean Holdings, Inc.(a)	22,189	917,737
EVERTEC, Inc.	2,329	85,894
ExlService Holdings, Inc.(a)	12,370	1,822,472
Flywire Corp.(a)	19,771	348,563
Hackett Group, Inc.	32,893	623,980
International Money Express, Inc.(a)	34,048	696,963
Marqeta, Inc., Class A(a)	170,744	1,384,734
Paya Holdings, Inc.(a)	17,202	113,017
Perficient, Inc.(a)(b)	19,628	1,799,691
Remitly Global, Inc.(a)	12,439	95,283
StoneCo Ltd., Class A(a)	31,979	246,238
TTEC Holdings, Inc.(b)	19,880	1,349,653
Unisys Corp.(a)	13,997	168,384
Verra Mobility Corp.(a)	46,158	725,142
		14,359,208
Leisure Products — 0.2%
Malibu Boats, Inc., Class A(a)	17,021	897,177
Life Sciences Tools & Services — 0.8%
Akoya Biosciences, Inc.(a)	13,788	177,176
Berkeley Lights, Inc.(a)(b)	55,329	274,985
Codexis, Inc.(a)	64,089	670,371
Cytek Biosciences, Inc.(a)	18,189	195,168
MaxCyte, Inc.(a)	19,302	91,298
Medpace Holdings, Inc.(a)(b)	9,491	1,420,518
NanoString Technologies, Inc.(a)	31,083	394,754
NeoGenomics, Inc.(a)	22,438	182,870

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Personalis, Inc.(a)	54,782	$ 188,998
Quanterix Corp.(a)	14,933	241,765
		3,837,903
Machinery — 4.6%
Altra Industrial Motion Corp.	29,694	1,046,714
Astec Industries, Inc.	9,722	396,463
Chart Industries, Inc.(a)	15,659	2,621,003
Desktop Metal, Inc., Class A(a)	50,571	111,256
Evoqua Water Technologies Corp.(a)	58,772	1,910,678
Franklin Electric Co., Inc.	82,921	6,074,793
Hyliion Holdings Corp.(a)	87,986	283,315
John Bean Technologies Corp.	8,618	951,600
Manitowoc Co., Inc.(a)	23,880	251,456
Meritor, Inc.(a)	30,754	1,117,293
Mueller Industries, Inc.	18,452	983,307
Nikola Corp.(a)(b)	50,141	238,671
Proto Labs, Inc.(a)(b)	13,776	659,044
Shyft Group, Inc.	14,792	274,983
SPX Corp.(a)	2,973	157,093
Tennant Co.	5,735	339,799
Terex Corp.	73,477	2,011,066
Titan International, Inc.(a)	26,163	395,061
Wabash National Corp.	9,176	124,610
Watts Water Technologies, Inc., Class A	19,068	2,342,313
Welbilt, Inc.(a)	39,421	938,614
		23,229,132
Marine — 0.2%
Eagle Bulk Shipping, Inc.	2,174	112,787
Genco Shipping & Trading Ltd.	12,757	246,465
Golden Ocean Group Ltd.	15,163	176,498
Matson, Inc.	8,525	621,302
		1,157,052
Media — 0.2%
AMC Networks, Inc., Class A(a)	2,860	83,283
Cardlytics, Inc.(a)	13,694	305,513
Entravision Communications Corp., Class A	23,299	106,243
Sinclair Broadcast Group, Inc., Class A	9,858	201,103
Thryv Holdings, Inc.(a)	8,356	187,091
WideOpenWest, Inc.(a)	5,369	97,770
		981,003
Metals & Mining — 0.9%
Allegheny Technologies, Inc.(a)	14,711	334,087
Alpha Metallurgical Resources, Inc.	6,333	817,780
Coeur Mining, Inc.(a)	71,694	217,950
Commercial Metals Co.	1,935	64,049
Constellium SE(a)	80,373	1,061,727
Kaiser Aluminum Corp.	1,290	102,026
Materion Corp.	2,854	210,425
Novagold Resources, Inc.(a)	189,580	911,880
Olympic Steel, Inc.	3,568	91,876
Ryerson Holding Corp.	4,370	93,037
Schnitzer Steel Industries, Inc., Class A	20,601	676,537
		4,581,374
Multiline Retail — 0.3%
Dillard’s, Inc., Class A	6,888	1,519,286
Multi-Utilities — 0.3%
Black Hills Corp.	17,634	1,283,226
Oil, Gas & Consumable Fuels — 4.1%
Amplify Energy Corp.(a)	38,418	251,254
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Archaea Energy, Inc.(a)	14,633	$ 227,251
Brigham Minerals, Inc., Class A	5,467	134,652
Callon Petroleum Co.(a)(b)	16,583	650,054
Centennial Resource Development, Inc., Class A(a)	15,737	94,107
Chord Energy Corp.	19,755	2,403,196
CNX Resources Corp.(a)	25,558	420,685
Comstock Resources, Inc.(a)	44,615	538,949
CVR Energy, Inc.	15,528	520,188
Delek U.S. Holdings, Inc.(a)	54,964	1,420,270
Denbury, Inc.(a)(b)	19,090	1,145,209
Energy Fuels, Inc.(a)	55,625	273,119
Evolution Petroleum Corp.	114,491	625,121
Excelerate Energy, Inc., Class A(a)(b)	4,338	86,413
Gulfport Energy Corp.(a)	4,531	360,260
Kosmos Energy Ltd.(a)	138,274	855,916
Laredo Petroleum, Inc.(a)	3,830	264,040
Magnolia Oil & Gas Corp., Class A	44,123	926,142
Matador Resources Co.	69,843	3,253,985
Murphy Oil Corp.	31,738	958,170
Ovintiv, Inc.	23,088	1,020,259
PBF Energy, Inc., Class A(a)	24,670	715,923
Ranger Oil Corp., Class A(a)	4,045	132,959
Scorpio Tankers, Inc.	4,665	160,989
SM Energy Co.	60,949	2,083,846
Southwestern Energy Co.(a)	17,864	111,650
Talos Energy, Inc.(a)	29,435	455,359
Tellurian, Inc.(a)	38,004	113,252
Vertex Energy, Inc.(a)	22,446	236,132
W&T Offshore, Inc.(a)(b)	55,825	241,164
Whiting Petroleum Corp.	2,842	193,341
		20,873,855
Personal Products — 1.0%
BellRing Brands, Inc.(a)	47,289	1,177,023
elf Beauty, Inc.(a)	16,396	503,029
Herbalife Nutrition Ltd.(a)	24,344	497,835
Medifast, Inc.	12,160	2,195,002
Nu Skin Enterprises, Inc., Class A	2,431	105,262
USANA Health Sciences, Inc.(a)	7,494	542,266
Veru, Inc.(a)(b)	14,923	168,630
		5,189,047
Pharmaceuticals — 2.5%
Aclaris Therapeutics, Inc.(a)	39,176	546,897
Aerie Pharmaceuticals, Inc.(a)	21,466	160,995
Amphastar Pharmaceuticals, Inc.(a)	43,135	1,500,667
Arvinas, Inc.(a)	24,597	1,035,288
Atea Pharmaceuticals, Inc.(a)(b)	21,529	152,856
Cassava Sciences, Inc.(a)(b)	15,980	449,358
Collegium Pharmaceutical, Inc.(a)	42,482	752,781
Corcept Therapeutics, Inc.(a)	70,811	1,683,886
Esperion Therapeutics, Inc.(a)(b)	46,898	298,271
Harmony Biosciences Holdings, Inc.(a)(b)	14,479	706,141
Intra-Cellular Therapies, Inc.(a)	35,410	2,021,203
Mind Medicine MindMed, Inc.(a)(b)	135,545	86,762
NGM Biopharmaceuticals, Inc.(a)	29,059	372,536
Nuvation Bio, Inc.(a)	38,744	125,530
Omeros Corp.(a)(b)	42,158	115,934
Pacira BioSciences, Inc.(a)	12,802	746,357
Phibro Animal Health Corp., Class A	11,539	220,741
Reata Pharmaceuticals, Inc., Class A(a)	7,953	241,692
Relmada Therapeutics, Inc.(a)	3,950	75,010
Revance Therapeutics, Inc.(a)(b)	49,413	682,888

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Theravance Biopharma, Inc.(a)	66,908	$ 606,186
Tricida, Inc.(a)	10,790	104,447
		12,686,426
Professional Services — 3.7%
ASGN, Inc.(a)	27,665	2,496,766
Barrett Business Services, Inc.	1,373	100,051
Exponent, Inc.	11,466	1,048,795
First Advantage Corp.(a)	5,197	65,846
Forrester Research, Inc.(a)	16,466	787,733
Franklin Covey Co.(a)	37,321	1,723,484
Insperity, Inc.	38,792	3,872,605
KBR, Inc.	35,087	1,697,860
Kforce, Inc.	52,380	3,212,989
Korn Ferry	9,210	534,364
Legalzoom.com, Inc.(a)	8,631	94,855
ManTech International Corp., Class A	5,055	482,500
TriNet Group, Inc.(a)	20,191	1,567,225
Upwork, Inc.(a)	42,182	872,324
		18,557,397
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc.(a)(b)	11,883	116,810
Compass, Inc., Class A(a)	30,987	111,863
Cushman & Wakefield PLC(a)	44,987	685,602
eXp World Holdings, Inc.(b)	19,532	229,891
Marcus & Millichap, Inc.	60,498	2,237,821
		3,381,987
Road & Rail — 0.6%
ArcBest Corp.	3,265	229,758
Saia, Inc.(a)	10,491	1,972,308
Werner Enterprises, Inc.(b)	21,166	815,738
		3,017,804
Semiconductors & Semiconductor Equipment — 5.9%
Ambarella, Inc.(a)	17,429	1,140,902
Amkor Technology, Inc.	33,228	563,215
Axcelis Technologies, Inc.(a)	23,337	1,279,801
CMC Materials, Inc.	12,537	2,187,581
Diodes, Inc.(a)	14,930	964,030
FormFactor, Inc.(a)	10,703	414,527
Ichor Holdings Ltd.(a)	36,956	960,117
Kulicke & Soffa Industries, Inc.	30,029	1,285,541
Lattice Semiconductor Corp.(a)	31,488	1,527,168
MACOM Technology Solutions Holdings, Inc.(a)	5,002	230,592
MaxLinear, Inc.(a)	50,224	1,706,612
NeoPhotonics Corp.(a)	6,737	105,973
Onto Innovation, Inc.(a)	12,366	862,405
Photronics, Inc.(a)	21,739	423,476
Power Integrations, Inc.	52,791	3,959,853
Rambus, Inc.(a)	10,002	214,943
Semtech Corp.(a)(b)	40,545	2,228,759
Silicon Laboratories, Inc.(a)	34,649	4,858,483
SiTime Corp.(a)	5,255	856,723
SMART Global Holdings, Inc.(a)	8,658	141,731
SunPower Corp.(a)(b)	46,865	740,936
Synaptics, Inc.(a)	19,484	2,300,086
Ultra Clean Holdings, Inc.(a)	31,478	937,100
Veeco Instruments, Inc.(a)	10,673	207,056
		30,097,610
Software — 9.2%
8x8, Inc.(a)	51,966	267,625
ACI Worldwide, Inc.(a)	99,018	2,563,576
Security	Shares	Value
Software (continued)
Alarm.com Holdings, Inc.(a)	23,927	$ 1,480,124
Altair Engineering, Inc., Class A(a)(b)	19,003	997,657
Appfolio, Inc., Class A(a)	4,059	367,908
Appian Corp.(a)	24,223	1,147,201
Asana, Inc., Class A(a)	28,818	506,620
Blackbaud, Inc.(a)	2,396	139,136
Blackline, Inc.(a)	19,758	1,315,883
Box, Inc., Class A(a)(b)	83,307	2,094,338
BTRS Holdings, Inc., Class A(a)	86,020	428,380
Clear Secure, Inc., Class A(a)	19,257	385,140
CommVault Systems, Inc.(a)	12,938	813,800
Consensus Cloud Solutions, Inc.(a)	2,182	95,310
Digital Turbine, Inc.(a)	51,025	891,407
Domo, Inc., Class B(a)	18,224	506,627
EngageSmart, Inc.(a)	14,909	239,737
Envestnet, Inc.(a)	11,546	609,282
KnowBe4, Inc., Class A(a)	12,505	195,328
LivePerson, Inc.(a)	75,094	1,061,829
Model N, Inc.(a)	21,008	537,385
Momentive Global, Inc.(a)	70,452	619,978
PagerDuty, Inc.(a)	90,222	2,235,701
Palantir Technologies, Inc., Class A(a)	12	109
Progress Software Corp.	36,898	1,671,479
PROS Holdings, Inc.(a)	44,691	1,172,245
Q2 Holdings, Inc.(a)	37,216	1,435,421
Qualys, Inc.(a)	17,261	2,177,303
Rapid7, Inc.(a)(b)	38,336	2,560,845
Sailpoint Technologies Holdings, Inc.(a)	42,200	2,645,096
Sprout Social, Inc., Class A(a)	34,597	2,009,048
SPS Commerce, Inc.(a)	21,818	2,466,525
Sumo Logic, Inc.(a)	45,010	337,125
Tenable Holdings, Inc.(a)	56,667	2,573,248
Varonis Systems, Inc.(a)	78,147	2,291,270
Verint Systems, Inc.(a)	4,047	171,390
Vonage Holdings Corp.(a)	112,715	2,123,551
Workiva, Inc.(a)	28,402	1,874,248
Yext, Inc.(a)	199,707	954,599
Zuora, Inc., Class A(a)	76,365	683,467
		46,646,941
Specialty Retail — 2.2%
Asbury Automotive Group, Inc.(a)	4,345	735,782
Boot Barn Holdings, Inc.(a)	15,645	1,078,097
Buckle, Inc.	16,614	460,042
Caleres, Inc.	4,098	107,531
Children’s Place, Inc.(a)	5,583	217,290
Citi Trends, Inc.(a)	8,667	204,974
Conn’s, Inc.(a)	20,630	165,453
Designer Brands, Inc., Class A	47,579	621,382
Group 1 Automotive, Inc.(b)	2,096	355,901
Haverty Furniture Cos., Inc.	15,940	369,489
Hibbett, Inc.	4,135	180,741
MarineMax, Inc.(a)	35,624	1,286,739
Murphy USA, Inc.	14,909	3,471,859
Rent-A-Center, Inc.	12,625	245,556
Sally Beauty Holdings, Inc.(a)	12,789	152,445
Shoe Carnival, Inc.	5,929	128,126
Signet Jewelers Ltd.	9,440	504,662
Sonic Automotive, Inc., Class A	18,521	678,424
Urban Outfitters, Inc.(a)	9,009	168,108
Warby Parker, Inc., Class A(a)	6,407	72,143
		11,204,744

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.1%
Super Micro Computer, Inc.(a)	17,469	$ 704,874
Textiles, Apparel & Luxury Goods — 0.9%
Crocs, Inc.(a)	30,887	1,503,270
Kontoor Brands, Inc.	38,826	1,295,624
Oxford Industries, Inc.	4,190	371,821
Steven Madden Ltd.	39,911	1,285,533
		4,456,248
Thrifts & Mortgage Finance — 0.9%
Axos Financial, Inc.(a)	2,499	89,589
Essent Group Ltd.	51,152	1,989,813
Federal Agricultural Mortgage Corp., Class C	10,881	1,062,530
NMI Holdings, Inc., Class A(a)	34,563	575,474
Radian Group, Inc.	25,867	508,286
Walker & Dunlop, Inc.	2,558	246,438
		4,472,130
Tobacco — 0.1%
Turning Point Brands, Inc.	15,512	420,841
Trading Companies & Distributors — 2.3%
Applied Industrial Technologies, Inc.	57,292	5,509,772
Beacon Roofing Supply, Inc.(a)	4,706	241,700
BlueLinx Holdings, Inc.(a)	1,942	129,745
Boise Cascade Co.	18,282	1,087,596
GMS, Inc.(a)	6,739	299,886
Herc Holdings, Inc.	11,499	1,036,635
Karat Packaging, Inc.(a)	24,713	421,604
McGrath RentCorp	1,193	90,668
MRC Global, Inc.(a)	30,472	303,501
Rush Enterprises, Inc., Class A	24,957	1,202,927
SiteOne Landscape Supply, Inc.(a)	6,986	830,426
Veritiv Corp.(a)	1,595	173,137
WESCO International, Inc.(a)	3,333	356,964
		11,684,561
Water Utilities — 0.1%
American States Water Co.	3,022	246,323
California Water Service Group	9,187	510,338
		756,661
Total Common Stocks — 98.6% (Cost: $542,939,497)		499,829,892
Preferred Securities
Preferred Stocks — 0.4%
Household Durables — 0.0%
AliphCom
Series 6 (Acquired 12/16/15, cost $0)(a)(c)(d)(e)	8,264	—
Series 8(a)(d)	192,156	2
		2
Security	Shares	Value
Software — 0.4%
Illumio, Inc., Series C (Acquired 03/10/15, cost $1,000,317)(a)(d)(e)	311,155	$ 1,767,361
Total Preferred Securities — 0.4% (Cost: $2,175,301)		1,767,363
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(a)(d)	18,964	48,149
Flexion Therapeutics, Inc., CVR(a)(d)	33,053	20,493
Prevail Therapeutics, Inc., CVR(a)(d)	10,004	5,002
		73,644
Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)	36,363	25,803
Total Rights — 0.0% (Cost: $ —)		99,447
Total Long-Term Investments — 99.0% (Cost: $545,114,798)		501,696,702
Short-Term Securities(f)(g)
Money Market Funds — 5.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.33%	4,720,110	4,720,110
SL Liquidity Series, LLC, Money Market Series, 1.73%(h)	24,278,242	24,273,387
Total Short-Term Securities — 5.7% (Cost: $28,984,305)		28,993,497
Total Investments — 104.7% (Cost: $574,099,103)		530,690,199
Liabilities in Excess of Other Assets — (4.7)%		(23,666,394)
Net Assets — 100.0%		$ 507,023,805
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,767,361, representing 0.3% of its net assets as of period end, and an original cost of $1,000,317.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 11,072,172	$ —	$ (6,352,062)(a)	$ —	$ —	$ 4,720,110	4,720,110	$ 8,491	$ —
SL Liquidity Series, LLC, Money Market Series	51,264,365	—	(26,972,524)(a)	(8,827)	(9,627)	24,273,387	24,278,242	248,927(b)	—
				$ (8,827)	$ (9,627)	$ 28,993,497		$ 257,418	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock Advantage Small Cap Growth Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	76	09/16/22	$ 6,490	$ (150,746)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 499,829,892	$ —	$ —	$ 499,829,892
Preferred Securities	—	—	1,767,363	1,767,363
Rights	25,803	—	73,644	99,447
Short-Term Securities
Money Market Funds	4,720,110	—	—	4,720,110
	$ 504,575,805	$ —	$ 1,841,007	506,416,812
Investments valued at NAV(a)				24,273,387
				$ 530,690,199
Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$ (150,746)	$ —	$ —	$ (150,746)
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights